Offerings	Feb. 21, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior debt securities(1)
Fee Rate	0.01531%
Offering Note
(1) (a) This note applies to offering lines 1 through 8. The securities of each class may be offered and sold by the Registrant and/or may be offered and sold, from time to time, by one or more selling securityholders to be identified in the future. The selling securityholders may purchase the securities directly from the Registrant, or from one or more underwriters, dealers or agents. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
(b) This note applies to offering lines 1 through 8. In accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fee subject to the conditions set forth in such rules.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated debt securities(2)
Fee Rate	0.01531%
Offering Note	(2) See Notes 1(a) and 1(b) above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $1 per share(3)
Fee Rate	0.01531%
Offering Note	(3) See Notes 1(a) and 1(b) above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares(4)
Fee Rate	0.01531%
Offering Note
(4) See Notes 1(a) and 1(b) above. In the event that we elect to offer fractional interests in shares of Preferred Stock, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, will be distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock will be issued to the depositary under any such agreement

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $.01 per share(5)
Fee Rate	0.01531%
Offering Note	(5) See Notes 1(a) and 1(b) above.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants(6)
Fee Rate	0.01531%
Offering Note	(6) See Notes 1(a) and 1(b) above.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock purchase contracts(7)
Fee Rate	0.01531%
Offering Note	(7) See Notes 1(a) and 1(b) above.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units(8)
Fee Rate	0.01531%
Offering Note
(8) See Notes 1(a) and 1(b) above. Any securities registered hereunder may be sold as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another.